Jul. 07, 2016
Catalyst Hedged Futures Strategy Fund
Catalyst Hedged Futures Strategy Fund

MUTUAL FUND SERIES TRUST

Catalyst Hedged Futures Strategy Fund

Class A: HFXAX        Class C: HFXCX       Class I: HFXIX

July 7, 2016

The information in this Supplement amends certain information contained in the Prospectus and Summary Prospectus for the Fund, each dated November 1, 2015, as amended February 25, 2016.

The first paragraph under the section entitled “Fund Summary: Catalyst Hedged Futures Strategy Fund – Principal Investment Strategies” and “Additional Information About the Funds’ Principal Investment Strategies and Related Risks – Principal Investment Strategies” are hereby replaced with the following:

Under normal circumstances, the Fund invests, directly or indirectly through affiliated and unaffiliated funds, primarily in (i) long and short call and put options on Standard & Poor’s 500 Index (“S&P”) futures contracts and (ii) in cash, cash equivalents (including affiliated and unaffiliated money market funds), and other liquid investments (investment grade short and mid-term fixed income securities, including U.S. government securities and corporate bonds).

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for the Fund,each dated November 1, 2015, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.